Personnel expenses - Expected turnover by employee development (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Percentage of employees who had a performance review	95.00%	98.00%	98.00%
Average number of training days per employee	2	3	2